IMPORTANT INFORMATION ABOUT CONSTELLATION INSTITUTIONAL PORTFOLIOS

                       Supplement Dated August 20, 2007 to
                          Prospectus Dated May 1, 2007

ON SEPTEMBER 17, 2007 THE CONSTELLATION INSTITUTIONAL PORTFOLIOS (CIP) WILL BE RENAMED TOUCHSTONE INSTITUTIONAL FUNDS AND WILL CHANGE SERVICE PROVIDERS.

To help you understand some of the changes associated with this transition we have created this document to answer frequently asked questions. This notice supplements and amends information in your Fund's current prospectus. A revised prospectus will be available on September 17, 2007. IF YOU WOULD LIKE TO REVIEW A COPY OF THE NEW PROSPECTUS ONCE IT IS AVAILABLE, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, CALL TOUCHSTONE AT 1.800.543.0407 OR VISIT WWW.TOUCHSTONEINVESTMENTS.COM.

WHY ARE THE FUNDS' NAMES BEING CHANGED?

Touchstone Advisors, Inc. acquired the assets of Constellation Investment Management Company, L.P., advisor to the Constellation Institutional Portfolios, in March 2006. At that time, it was announced that the Constellation Institutional Portfolios would be marketed under the Touchstone brand sometime in the future.

HOW WILL THE NAMES CHANGE?  WILL THE FUND SYMBOLS AND CUSIP NUMBERS CHANGE?

The Funds will be renamed as described below. They will retain their current NASDAQ symbols; however, they have each been assigned new CUSIP numbers. The Funds' performance records are not affected by these changes; of course, past performance is not indicative of future results.

------------------------------------------------------------------------------------------------------------------------------------
           CURRENT NAME              NEW NAME EFFECTIVE SEPTEMBER              FUND SYMBOL                       CUSIP NUMBER
                                               17, 2007
------------------------------------------------------------------------------------------------------------------------------------
CIP Sands Capital Institutional      Touchstone Sands Capital                     CISGX                            89155J104
Growth Portfolio                     Institutional Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
CIP JSAM Large Cap Value Portfolio   Touchstone JSAM                              CIJLX                            89155J203
                                     Institutional Large Cap
                                     Value Fund
------------------------------------------------------------------------------------------------------------------------------------
CIP JSAM Value Portfolio             Touchstone JSAM                              CIJVX                            89155J302
                                     Institutional Value Fund
------------------------------------------------------------------------------------------------------------------------------------

WILL THE NUMBER OF SHARES OR VALUE OF THE SHARES I OWN CHANGE?

No. The number of shares you own and their total value will not change.

HOW CAN I FOLLOW FUND PRICES ONLINE OR IN NEWSPAPERS?

Effective on or about September 17, 2007, Fund prices will be listed under the new Touchstone Fund names. You can also view daily prices at www.touchstoneinvestments.com.

WILL THE FUNDS BE MANAGED IN THE SAME WAY?

Yes. They will be managed in the same manner that they have always been. Touchstone Advisors will continue to administer each Fund's investment program as well as ensure compliance with each Fund's investment policies and guidelines. Sands Capital Management and JS Asset Management will continue to be responsible for the day-to-day management of their respective Funds.

WHAT SERVICE PROVIDER CHANGES ARE BEING MADE?

Shareholder servicing, transfer agent, fund accounting and sub-administration services will be handled by JPMorgan Chase Bank, N.A. effective on or about September 17, 2007. We are confident that this change will contribute to shareholder satisfaction. Please note the new contact information on the reverse side of this document.

HOW CAN I GET ACCOUNT INFORMATION?

Effective September 17, 2007, you can contact us at 1.800.543.0407 and speak with a representative Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Time. For 24-hour service, 7 days a week, use our automated telephone service or access account information at www.touchstoneinvestments.com. As part of the service provider change we are pleased to offer online access. Instructions will be sent to you in future correspondence.

CONTACT TOUCHSTONE INVESTMENTS
PHONE

Shareholder Service
800.543.0407
FAX:  513.362.8316
Representatives are available Monday through Friday 8:30 a.m. to 7:00 p.m., Eastern Time Automated 24-hour service

MAIL

Touchstone Investments
PO Box 5354
Cincinnati, OH 45201-5354

OVERNIGHT MAIL

Touchstone Investments
c/o JPMorgan Chase Bank NA
303 Broadway
Suite 900
Cincinnati, OH  45202-4203

ONLINE

www.touchstoneinvestments.com

You can contact Steve Owen at 248.990.8058 or May Ho-Chang at 513.362.8287 directly, or call us toll-free at 1.866.610.6673.

This supplement should be read and retained with your current Fund prospectus. Please refer to your Fund prospectus, Statement of Additional Information (SAI) and supplements of the relevant Fund for more information. Information for all Touchstone Funds can be found at www.touchstoneinvestments.com on September 17th.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Constellation                                                 [LOGO] TOUCHSTONE
Institutional Portfolios                                             INVESTMENTS